Acquisitions (Details 10) (USD $)	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011
Acquisitions
Number of business combination agreements	2
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	$ 555,220,000	1,170,490,000	1,107,006,000	$ 167,245,000	$ 8,568,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000
Retail propane equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Retail propane equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			25 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Retail Propane Combinations
Acquisitions
Number of business combination agreements	6
Liabilities assumed in the form of non-compete agreements	6,600,000
General and administrative expense	300,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade	8,715,000
Inventory purchased	5,155,000
Other current assets	1,228,000
Goodwill	21,983,000
Other non-current assets	784,000
Long-term debt	(6,594,000)
Other assumed liabilities	(12,511,000)
Fair value of net assets acquired	90,266,000
Consideration paid for acquisition
Cash paid, net of cash acquired	71,392,000
Total consideration paid	90,266,000
Retail Propane Combinations | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	2,924,000
Retail Propane Combinations | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	16,890,000
Retail Propane Combinations | Customer relationships | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets	10 years
Retail Propane Combinations | Customer relationships | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets	15 years
Retail Propane Combinations | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	1,387,000
Useful life of intangible assets	5 years
Retail Propane Combinations | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	1,945,000
Retail Propane Combinations | Retail propane equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	28,763,000
Retail Propane Combinations | Retail propane equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment	5 years
Retail Propane Combinations | Retail propane equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment	20 years
Retail Propane Combinations | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	11,344,000
Useful life of property, plant and equipment	5 years
Retail Propane Combinations | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	7,052,000
Useful life of property, plant and equipment	30 years
Retail Propane Combinations | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	1,201,000
Retail Propane Combinations | Common Units
Acquisitions
Number of common units issued to acquire business (in shares)	850,676
Consideration paid for acquisition
Value of common units issued	$ 18,874,000